Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2022	Nov. 30, 2021	May 16, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		1,000,000,000		75,000,000	75,000,000	1,000,000,000
Common stock par value		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Proceeds from common stock		$ 1,234,501			$ 13,134
Per share price					$ 0.03
Value of common stock issued for intangible assets				$ 90,600
Common stock, shares issued		514,333,691		7,105,357	5,092,023		7,105,357	4,654,200
Common stock, shares outstanding		514,333,691		7,105,357	5,092,023		7,105,357	4,654,200
Share authorized						1,000,100,000
Preferred stock, shares authorized		100,000		100,000
Preferred stock par value		$ 0.001		$ 0.001
Common stock votes per share		1 vote per share
Preferred stock, shares issued		100,000		0
Subscription receivable		$ 30,975
Preferred stock, shares outstanding		100,000		0
Ioanna Kallidou [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from common stock		$ 435,000
Common stock, shares issued		6,013,334
Super Voting Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						100,000
Preferred stock par value						$ 0.001
Preferred stock votes per share		10,000 votes per share
Preferred stock, shares issued		100,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value				$ 0.001
Number of shares issued	507,228,334	507,228,334			437,823
Proceeds from common stock		$ 1,265,476			$ 13,134
Issuance of common stock for intangible assets				2,013,334
Value of common stock issued for intangible assets				$ 2,013
Common stock, shares issued				75,000,000